Earnings per Share (Tables)		9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of Net Loss Per Share, Basic and Diluted

	Years Ended December 31,
	2020	2019
Basic and diluted:
Net loss	$(80,277)	$(50,850)
Weighted average Ordinary Shares outstanding	33,604,752	31,406,127

Basic and diluted net loss per share	$(2.39)	$(1.62)

Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share

	As of December 31,
	2020	2019
Outstanding warrants, less 132,099 outstanding warrants with a $0.01 exercise price	881,004	848,240
Outstanding options	7,207,044	5,904,413
Outstanding performance awards	249,605	249,605

	8,337,653	7,002,258

Rockley Photonics Holdings Limited [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of Net Loss Per Share, Basic and Diluted
The following is a calculation of basic and diluted net loss per share (in thousands, except for share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Basic and diluted:
Net loss	$(57,972)	$(20,524)	$(153,306)	$(46,953)
Weighted average ordinary shares outstanding	107,633,037	83,509,920	92,008,435	83,392,042

Basic and diluted net loss per share	$(0.54)	$(0.25)	$(1.67)	$(0.56)